Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

Geographic information
The Group’s major operating entities’ country of domicile is Greater China which refers to the PRC, including, for purposes of the accompanying financial statements only, Taiwan, Hong Kong and Macau.
The following tables summarize the Group’s long-lived assets and net revenues in different geographic locations:
Long-lived assets

	As of December 31,
	2009	2010

Greater China	47,277	73,046
US	2,388	2,228
Others	1,324	573

Total	50,989	75,847

Net revenues (1)

	For the years ended December 31,
	2008	2009	2010

US	56,175	56,634	70,955
Greater China	22,045	59,373	95,481
Europe	14,991	23,148	32,178
Japan	9,157	8,466	9,889
Others	295	445	3,047

Total	102,663	148,066	211,550

(1)	Based on the countries in which the customers’ headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.
The following table summarizes the Group’s net revenues by service lines:

	For the years ended December 31,
	2008	2009	2010

Research and Development
Outsourcing Services:
Research & development services	60,808	90,581	124,181
Globalization & localization	4,259	5,118	6,060
IT Services:
Enterprise solutions	13,542	14,429	19,725
Application development & maintenance	17,061	26,373	43,825
Quality assurance & testing	6,717	7,807	13,003
Other Solutions and Services	276	3,758	4,756

Total	102,663	148,066	211,550